SHARE-BASED COMPENSATION (Details 6) - $ / shares		1 Months Ended		6 Months Ended	12 Months Ended
		Aug. 17, 2021	Jan. 29, 2021	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020	Jun. 27, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Risk Free Annual Interest Rate				0.13%
Weighted Average Expected Annual Dividend Yield				0.00%
Weighted Average Expected Stock Price Volatility				92.06%
Weighted Average Expected Life OF Warrants				1 year
Weighted Average Risk Free Annual Interest Rate		0.06%
Weighted Average Expected Annual Dividend Yield		0.00%
Weighted Average Expected Stock Price Volatility		175.50%
Weighted Average Expected Life of Warrants		1 year
Issued And Outstanding, Beginning Balance				20,888,394
Vested, Beginning Balance	[1]			897,294
Issued And Outstanding, Granted				19,288,397
Vested, Granted	[1]
Weighted Average fair Value, Granted				$ 0.32
Issued And Outstanding, Forfeiture of Restricted Stock	[2]			(5,218,765)
Vested, Forfeiture of Restricted Stock	[1],[2]
Weighted Average fair Value, Forfeiture of Restricted Stock	[2]			$ 0.37
Issued And Outstanding, Redemption of Vested Stock				(9,284,306)
Vested, Redemption of Vested Stock	[1]			(9,284,306)
Weighted Average fair Value, Redemption of Vested Stock				$ 0.44
Vested, Vesting of Restricted Stock	[1]			9,004,649
WeightedAverage Fair Value, Vesting of Restricted Stock				$ 0.41
Issued And Outstanding, Ending Balance				25,673,720
Vested, Ending Balance	[1]			617,667
Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Risk Free Annual Interest Rate					0.13%		2.20%
Weighted Average Expected Annual Dividend Yield					0.00%		0.00%
Weighted Average Expected Stock Price Volatility					92.06%		88.19%
Weighted Average Expected Life OF Warrants					1 year		1 year
Weighted Average Risk Free Annual Interest Rate			0.06%
Weighted Average Expected Annual Dividend Yield			0.00%
Weighted Average Expected Stock Price Volatility			175.50%
Weighted Average Expected Life of Warrants			1 year
Issued And Outstanding, Beginning Balance					7,159,164	1,018,861
Vested, Beginning Balance					192,459	2,962
Weighted Average fair Value Beginning Balance					$ 0.68	$ 3.89
Issued And Outstanding, Granted					31,632,112	7,443,954
Vested, Granted
Weighted Average fair Value, Granted					$ 0.17	$ 0.73
Issued And Outstanding, Forfeiture of Restricted Stock					(6,244,589)	(974,103)
Vested, Forfeiture of Restricted Stock
Weighted Average fair Value, Forfeiture of Restricted Stock					$ 0.19	$ 2.69
Issued And Outstanding, Redemption of Vested Stock					(11,658,293)	(329,548)
Vested, Redemption of Vested Stock					(11,658,293)	(329,548)
Weighted Average fair Value, Redemption of Vested Stock					$ 0.21	$ 3.14
Issued And Outstanding, Vesting of Restricted Stock
Vested, Vesting of Restricted Stock					10,680,711	519,045
WeightedAverage Fair Value, Vesting of Restricted Stock					$ 0.24	$ 2.28
Issued And Outstanding, Ending Balance					20,888,394
Vested, Ending Balance					(785,123)
WeightedAverage Fair Value, Ending Balance					$ 0.24
Restricted stock grants vested descriptions					3,000,000 of the restricted stock units will vest as follows: one-fourth upon the 12-month employment anniversary, with the remaining three-fourths vesting in amounts of one third each when the trading price of the Subordinate Voting Shares on the then current stock exchange at any time during the term of employment reaches a minimum of C$10, C$15 and C$20, respectively.
Cancellation of restricted stock grants					6,244,589	974,103
Medmen Enterprises Inc. [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares restricted stock					46,331
Vested descriptions					restricted stock units on July 11, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.
Medmen Enterprises Inc. [Member] | Restricted Stock One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares restricted stock					131,859
Vested descriptions					restricted stock units on August 29, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.
Medmen Enterprises Inc. [Member] | Restricted Stock Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares restricted stock					918,785
Vested descriptions					restricted stock units will vest ratably as follows: one-fourth within 30-days of the grant date, with the remaining three-fourths in three equal installments on every anniversary of the grant date, beginning on December 18, 2018 and concluding with all restricted stock units being fully vested on December 18, 2021.
Medmen Enterprises Inc. [Member] | Restricted Stock Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares restricted stock					23,082
Vested descriptions					restricted stock units will vest on a straight-line basis, beginning on January 3, 2019, and concluding with all restricted stock units being fully vested on August 28, 2019.
Medmen Enterprises Inc. [Member] | Restricted Stock Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares restricted stock					162,455
Vested descriptions					restricted stock units will vest as follows: one-fourth of the total number of restricted stock shall vest on March 26, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.
Medmen Enterprises Inc. [Member] | Restricted Stock Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares restricted stock					72,202
Vested descriptions					restricted stock units will vest as follows: one-fourth of the total number of restricted stock shall vest on May 7, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.
Medmen Enterprises Inc. [Member] | Restricted Stock Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares restricted stock					5,458,749
Vested descriptions					restricted stock units will vest as follows on the first anniversary of the grant date, December 10, 2020.
Medmen Enterprises Inc. [Member] | Restricted Stock Seveen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares restricted stock					1,885,408
Vested descriptions					restricted stock units will vest as follows: on the second anniversary of the grant date, July 30, 2021.
Medmen Enterprises Inc. [Member] | Restricted Stock Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares restricted stock					50,181
Vested descriptions					restricted stock units will vest as follows: on the first anniversary of the grant date, August 26, 2020.
Medmen Enterprises Inc. [Member] | Restricted Stock Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares restricted stock					49,616
Vested descriptions					restricted stock units will vest as follows: on August 1, 2021.
Medmen Enterprises Inc. [Member] | Restricted Stock Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares restricted stock					28,210,512
Vested descriptions					restricted stock units vest 37.5%, 12.5%, 37.5%, 12.5% on the 1st, 2nd, 3rd and 4th anniversary, respectively.

[1]	Restricted stock units were issued on September 24, 2021 and vests 37.5% on the first anniversary, 12.5% on the second anniversary, 37.5% on the third anniversary, and 12.5% on the fourth anniversary of the grant date.
[2]	Restricted stock units were forfeited upon resignation of certain employees prior to their vesting during the six months ended December 25, 2021.